Investments (Tables)	6 Months Ended
Mar. 31, 2024
Investments [Abstract]
Schedule of Investments	As of September 30, 2023 and March 31, 2024, investments consisted of the following:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Short-term investments:
Convertible debt instrument (1)	$685,307	$-
Fixed deposit receipt (2)	-	1,500,000
Total short-term investments	685,307	1,500,000
Long-term investments:
Investments accounted for using the equity method (3)	8,703,744	8,692,775
Investments without readily determinable FVs (4)	3,486,790	6,295,392
Total long-term investments	12,190,534	14,988,167
Total investments	$12,875,841	$16,488,167

(1)	Convertible debt instrument was issued by a private company and is redeemable at the Company’s option. The convertible debt instrument is due on June 17, 2024, bearing an interest of 6%and is carried at FV, which refers to the exit price. For the six months ended March 31, 2023 and 2024, there was $21,502 and $20,815 interest income recognized in earnings and no unrealized gain or loss from the changes in FVs recognized in accumulated other comprehensive loss. On March 31, 2024, the Company issued a redemption notice of the convertible debt instrument to the issuer, opting for redemption and requesting repayment of $692,492 before September 30, 2024.
(2)	The Company purchased a fixed deposit receipt of $1,500,000 within one year term, deposited in a bank in Chinese Mainland. The fixed deposit receipt is measured at amortized cost, which is classified as held-to-maturity debt investments. On December 29, 2023, the Company obtained a loan facility, secured by this certificate of deposit (Note 14).
(3)	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,924,920 which was accounted for using the equity method. For the six months ended March 31, 2024, the Company has not engaged in any new investments that would be accounted for using the equity method.
(4)	In September 2022 and February 2023, the Company acquired 6% equity interest of Chongqing Chenglu Technology Co., Ltd. and 10% equity interest of Changzhou Huiyu Yidian Venture Capital Co., Ltd. for $3,515,729 and $9,695, respectively. In January 2024, the Company acquired 3.6553% equity interest of Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership) for $2,769,968. The Company has neither significant influence nor control over the investee and recognized investment as investment without readily determinable FV.

Schedule of Long Term Investment	The movement of the carrying amount of long-term investment was as of follows for the six months ended March 31, 2023 and 2024:
	Six Months Ended March 31,
	2023	2024
	(Unaudited)	(Unaudited)
Balance at the beginning of the period	$2,101,519	$12,190,534
Addition of investments accounted for using the equity method	7,280,564	-
Addition of investments without readily determinable fair values	3,703,567	2,772,045
Proportionate share of the equity investee’s net loss	(110,789)	(102,419)
Foreign currency translation adjustment	73,496	128,007
Balance at the end of the period	$13,048,357	$14,988,167